Related Party Transactions	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions
20 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm China in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized revenue of $670.4 million, $670.8 million, and $649.0 million, respectively, under the terms of the IPLA, and recognized expenses of $59.4 million, $74.1 million, and $64.1 million, respectively, under a service share arrangement with Arm China. In the fiscal year ended March 31, 2024, the Company recognized $5.5 million of contract termination costs in disposal, restructuring and other operating expenses, net in the Consolidated Income Statements due to a terminated agreement with Arm China for certain software engineering-related services, which was brought in-house. For the fiscal year ended March 31, 2025, the Company did not recognize any contract termination costs in disposal, restructuring, and other operating expenses, net in the Consolidated Income Statements related to Arm China. The Company leases certain assets to Arm China. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized rental income of $1.2 million, $1.7 million, and $2.0 million, respectively, from this lease arrangement.
As of March 31, 2025, the Company had a net receivable of $284.6 million ($294.5 million receivable less $9.9 million payable) from Arm China. As of March 31, 2025, the Company had contract liabilities of $104.2 million relating to Arm China. As of March 31, 2024, the Company had a net receivable of $175.8 million ($181.1 million receivable less $5.3 million payable) from Arm China. As of March 31, 2024, the Company had contract liabilities of $105.7 million relating to Arm China.
For the fiscal year ended March 31, 2025, the Company recognized $16.0 million for expected credit losses against earnings relating to Arm China. For the fiscal year ended March 31, 2024, the Company did not recognize any expected credit losses against earnings relating to Arm China. As of March 31, 2025, the Company’s allowance for current expected credit losses related to Arm China was $16.0 million, which is reflected in accounts receivable, net on the Consolidated Balance Sheets. As of March 31, 2024, the Company did not have an allowance for current expected credit losses related to Arm China.
See Note 9 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
During the fiscal year ended March 31, 2025, the Company entered into related party transactions with an affiliate of SoftBank Group relating to a licensing and service arrangement in connection with the consulting agreement with SoftBank Group. For the fiscal year ended March 31, 2025, revenue from the licensing and servicing arrangement was $145.5 million. As of March 31, 2025, the Company had contract assets of $145.5 million and did not have any accounts receivable or contract liabilities from the affiliate of SoftBank Group. As of March 31, 2024, the Company did not have any accounts receivable, contract assets or contract liabilities related to the licensing and servicing arrangement.
The Company had revenue transactions, along with accounts receivable and contract liabilities balances, with other entities by virtue of common control by SoftBank Group. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized revenue of $0.0 million, $4.4 million, and $1.3 million, respectively, from other entities controlled by SoftBank Group. As of March 31, 2025, the Company had no accounts receivable, contract assets, or contract liabilities related to other entities controlled by SoftBank Group. As of March 31, 2024, the Company had accounts receivable of $0.8 million, contract assets of $3.1 million, and contract liabilities of $1.6 million related to other entities controlled by SoftBank Group. In the fiscal year ended March 31, 2024, the Company distributed its receivable related to the Company’s sale of IoTP to SoftBank Group, the majority shareholder of the Company, which represented a non-cash distribution of $12.0 million. The Company also had an immaterial lease with a related party by virtue of common control by SoftBank Group, which ended December 31, 2023.
Other Equity Investments
The Company has revenue transactions, along with receivable, contract asset and contract liability balances for certain other equity investees, for which the Company has significant influence or, for investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership) (such investees, “Significant Influence Investees”). For the fiscal years ended March 31, 2025, 2024, and 2023, the Company recognized revenue of $3.5 million, $49.3 million, and $3.5 million, respectively, from Significant Influence Investees. The increased revenue during fiscal year ended March 31, 2024 was due to recognition of amounts associated with a large licensing contract that were previously required to be deferred.
As of March 31, 2025, the Company had accounts receivable of $0.7 million, contract assets of $6.3 million, and contract liabilities of $0.7 million related to contracts with Significant Influence Investees. As of March 31, 2024, the Company had accounts receivable and contract assets of $0.2 million and $18.7 million, respectively, related to contracts with Significant Influence Investees. As of March 31, 2024, the Company did not have contract liabilities related to contracts with Significant Influence Investees.
For the fiscal years ended March 31, 2025 and 2024, the Company recognized aggregate distributions, dividends and returns of capital from certain equity investments of $8.2 million and $6.9 million, respectively. For fiscal year ended March 31, 2023, the Company did not recognize any aggregate distributions, dividends and returns of capital from certain equity investments.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity for which the Company is a member and has significant influence. For the fiscal years ended March 31, 2025, 2024, and 2023, the Company incurred subscription and other costs of $10.4 million, $10.6 million, and $8.9 million, respectively, from Linaro. As of March 31, 2025 and 2024, $0.7 million and $1.3 million, respectively, was recorded in other current liabilities on the Consolidated Balance Sheets.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of March 31, 2025 and 2024, $2.4 million and $3.2 million total purchase consideration, respectively, remained unpaid and was recorded in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets. As a result of the transaction, in the year ended March 31, 2023, the Company derecognized associated net assets and recognized a gain of $3.7 million in other non-operating income (loss), net in the Consolidated Income Statements.
Loans to Related Parties
As of March 31, 2025 and 2024, the Company had a loan receivable of $16.6 million and $16.2 million, respectively, with Arduino, a related party, and a loan receivable of $3.2 million and $3.1 million, respectively, with Cerfe Labs, Inc, a related party, both of which remain fully impaired. See Note 10 - Financial Instruments, for further details regarding this loan.
As of March 31, 2025 and 2024, the outstanding balance of the convertible promissory note with Ampere, a related party, was $33.8 million and $32.4 million, respectively. The Company’s maximum exposure to loss are the amounts invested in, and advanced to, Ampere as of March 31, 2025. See Note 9 - Equity Investments, for further details on Ampere.
Other relationships
The Company engaged Raine Securities LLC, a related party, for certain advisory services in connection with the IPO. For the fiscal year ended March 31, 2025, the Company did not incur any advisory fees payable to Raine Securities LLC. For the fiscal year ended March 31, 2024, the Company incurred $10.7 million in advisory fees, of which $5.2 million was reimbursed by the underwriters for the IPO. For the fiscal year ended March 31, 2023, under a separate agreement with
Raine Securities LLC, the Company incurred $2.5 million in advisory fees. As of March 31, 2025 and 2024, the Company has settled all liabilities with this related party.